March 20, 2017	William M. Beaudoin T +1 617 854 2337 F +1 617 235 9923 William.Beaudoin@ropesgray.com

VIA EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549

Re:	AMG Funds III

File Nos. 002-84012; 811-03752

Ladies and Gentlemen:

On behalf of AMG Funds III (the “Trust”) and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, accompanying this letter for filing are exhibits containing an XBRL interactive data file relating to the supplement, filed with the Securities and Exchange Commission on February 27, 2017 under Rule 497(e) (SEC Accession No. 0001193125-17-056846), to the

(i)	Prospectus for AMG Managers Special Equity Fund, AMG Managers Loomis Sayles Bond Fund (formerly AMG Managers Bond Fund) and AMG Managers Global Income Opportunity Fund, dated May 1, 2016, as supplemented July 28, 2016, August 26, 2016, September 30, 2016 and October 27, 2016, and Statement of Additional Information for AMG Managers Special Equity Fund, AMG Managers Loomis Sayles Bond Fund and AMG Managers Global Income Opportunity Fund, dated May 1, 2016, as supplemented July 28, 2016, August 26, 2016 and September 30, 2016; and

(ii)	Prospectus for AMG Managers Cadence Emerging Companies Fund, dated October 1, 2016, as revised October 27, 2016 and supplemented January 3, 2017, and Statement of Additional Information for AMG Managers Cadence Emerging Companies Fund, dated October 1, 2016, as supplemented January 3, 2017.

The purpose of this filing is to submit an XBRL interactive data file in the manner provided by Rule 405 of Regulation S-T, General Instruction C.3.(g) of Form N-1A, and Rule 497(e).

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If you have any questions concerning this filing, please call me at (617) 854-2337.

Sincerely,

/s/ William M. Beaudoin
William M. Beaudoin